UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  9/30

Date of reporting period: 12/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2010 (Unaudited)

DWS Capital Growth Fund
	Shares	Value ($)
Common Stocks 99.7%
Consumer Discretionary 15.5%
Auto Components 3.0%
Autoliv, Inc. (a)	178,000	14,051,320
BorgWarner, Inc.* (a)	493,800	35,731,368

		49,782,688
Hotels Restaurants & Leisure 3.5%
Darden Restaurants, Inc. (a)	443,700	20,605,428
Marriott International, Inc. "A" (a)	627,512	26,066,848
McDonald's Corp.	156,500	12,012,940

		58,685,216
Media 1.8%
Scripps Networks Interactive "A"	583,900	30,216,825
Multiline Retail 2.7%
Dollar General Corp.* (a)	302,100	9,265,407
Kohl's Corp.* (a)	364,900	19,828,666
Nordstrom, Inc. (a)	401,500	17,015,570

		46,109,643
Specialty Retail 2.6%
Dick's Sporting Goods, Inc.* (a)	399,800	14,992,500
Limited Brands, Inc. (a)	943,000	28,978,390

		43,970,890
Textiles, Apparel & Luxury Goods 1.9%
NIKE, Inc. "B" (a)	377,800	32,271,676
Consumer Staples 5.1%
Beverages 1.4%
PepsiCo., Inc.	370,500	24,204,765
Food & Staples Retailing 1.8%
Sysco Corp. (a)	591,800	17,398,920
Wal-Mart Stores, Inc.	221,948	11,969,656

		29,368,576
Household Products 1.9%
Church & Dwight Co., Inc. (a)	227,649	15,712,334
Colgate-Palmolive Co. (a)	197,100	15,840,927

		31,553,261
Energy 12.0%
Energy Equipment & Services 3.5%
National Oilwell Varco, Inc.	436,972	29,386,367
Schlumberger Ltd. (a)	359,800	30,043,300

		59,429,667
Oil, Gas & Consumable Fuels 8.5%
Alpha Natural Resources, Inc.*	519,800	31,203,594
Anadarko Petroleum Corp.	396,100	30,166,976
EOG Resources, Inc. (a)	199,100	18,199,731
Exxon Mobil Corp.	460,500	33,671,760
Occidental Petroleum Corp. (a)	298,400	29,273,040

		142,515,101
Financials 4.9%
Capital Markets 4.2%
Charles Schwab Corp. (a)	802,200	13,725,642
Morgan Stanley	704,900	19,180,329
T. Rowe Price Group, Inc. (a)	583,400	37,652,636

		70,558,607
Insurance 0.7%
MetLife, Inc.	260,300	11,567,732
Health Care 9.7%
Biotechnology 4.5%
Amgen, Inc.*	220,222	12,090,188
Celgene Corp.* (a)	735,100	43,473,814
Gilead Sciences, Inc.*	543,900	19,710,936

		75,274,938
Health Care Equipment & Supplies 1.7%
Edwards Lifesciences Corp.* (a)	203,335	16,437,601
Thoratec Corp.* (a)	439,700	12,452,304

		28,889,905
Health Care Providers & Services 3.5%
Express Scripts, Inc.*	673,800	36,418,890
McKesson Corp.	334,888	23,569,418

		59,988,308
Industrials 14.4%
Aerospace & Defense 2.9%
TransDigm Group, Inc.* (a)	249,400	17,959,294
United Technologies Corp.	383,000	30,149,760

		48,109,054
Commercial Services & Supplies 1.0%
Stericycle, Inc.* (a)	215,600	17,446,352
Electrical Equipment 4.3%
AMETEK, Inc. (a)	1,048,550	41,155,587
Roper Industries, Inc. (a)	412,600	31,535,018

		72,690,605
Machinery 4.0%
Navistar International Corp.* (a)	489,005	28,318,280
Parker Hannifin Corp. (a)	451,100	38,929,930

		67,248,210
Road & Rail 2.2%
Norfolk Southern Corp.	579,600	36,410,472
Information Technology 30.7%
Communications Equipment 4.8%
Cisco Systems, Inc.*	2,475,650	50,082,399
QUALCOMM, Inc.	603,600	29,872,164

		79,954,563
Computers & Peripherals 8.7%
Apple, Inc.* (a)	294,500	94,993,920
EMC Corp.* (a)	1,474,700	33,770,630
Hewlett-Packard Co.	421,161	17,730,878

		146,495,428
Internet Software & Services 3.2%
Akamai Technologies, Inc.* (a)	379,800	17,869,590
Google, Inc. "A"*	61,800	36,707,346

		54,576,936
IT Services 3.0%
Accenture PLC "A"	265,200	12,859,548
International Business Machines Corp.	138,900	20,384,964
VeriFone Systems, Inc.* (a)	304,824	11,754,013
Visa, Inc. "A" (a)	86,700	6,101,946

		51,100,471
Semiconductors & Semiconductor Equipment 1.6%
Intel Corp.	1,251,590	26,320,938
Software 9.4%
Adobe Systems, Inc.*	280,600	8,636,868
Check Point Software Technologies Ltd.* (a)	343,800	15,904,188
Concur Technologies, Inc.* (a)	424,200	22,028,706
Microsoft Corp.	1,506,480	42,060,922
Oracle Corp. (a)	1,566,500	49,031,450
Solera Holdings, Inc. (a)	389,300	19,978,876

		157,641,010
Materials 6.3%
Chemicals 2.2%
Huntsman Corp.	1,027,233	16,035,107
The Mosaic Co.	275,876	21,065,892

		37,100,999
Containers & Packaging 1.5%
Owens-Illinois, Inc.* (a)	848,700	26,055,090
Metals & Mining 2.6%
Freeport-McMoRan Copper & Gold, Inc. (a)	358,600	43,064,274
Telecommunication Services 1.1%
Wireless Telecommunication Services
American Tower Corp. "A"*	362,600	18,724,664

Total Common Stocks (Cost $1,233,150,918)		1,677,326,864
Securities Lending Collateral 40.9%
Daily Assets Fund Institutional, 0.27% (b) (c) (Cost $687,991,023)	687,991,023	687,991,023
Cash Equivalents 0.1%
Central Cash Management Fund, 0.19% (b) (Cost $2,237,880)	2,237,880	2,237,880

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,923,379,821) †	140.7	2,367,555,767
Other Assets and Liabilities, Net	(40.7)	(685,414,578)

Net Assets	100.0	1,682,141,189

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,927,846,193.  At December 31, 2010, net unrealized appreciation for all securities based on tax cost was $439,709,574.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $460,998,808 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $21,289,234.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2010 amounted to $671,135,851 which is 39.9% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)	$1,677,326,864	$—	$—	$1,677,326,864
Short-Term Investments(d)	690,228,903	—	—	690,228,903
Total	$2,367,555,767	$—	$—	$2,367,555,767

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended December 31, 2010.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Capital Growth Fund, a series of DWS Investment Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 15. 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 15. 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 15. 2011